COMMITMENTS AND CONTINGENCIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($) item $ / shares shares	Oct. 24, 2020 shares
Commitments and Contingencies
Operating lease weighted average remaining lease term		2 years
Operating lease weighted average discount rate percent		5.50%
Rent expense for operating leases | $			$ 361,715
Purchase commitment | $		$ 657,112
Office Building [Member] | COLORADO
Commitments and Contingencies
Area of land | ft²		27,900
Office Building [Member] | December 2024 [Member] | COLORADO
Commitments and Contingencies
Operating lease month of expiry		2024-12
Tailwind Acquisition Corp [Member]
Commitments and Contingencies
Maximum number of demands for registration of securities | item	3		3
Over allotment | Tailwind Acquisition Corp [Member]
Commitments and Contingencies
Underwriting option period	45 days		45 days
Number of units granted to underwriters | shares	4,500,000		4,500,000
Shares issued underwriters | shares	3,421,570		3,421,570
Deferred underwriting fee per share | $ / shares	$ 0.35		$ 0.35
Deferred underwriting commissions | $	$ 11,697,550		$ 11,697,550
Number of units expired and unexercised | shares				1,078,430